Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2017
Regulatory Capital Requirements [Abstract]
Quantitative Measures Established by Regulation to Ensure Capital Adequacy Minimum Amounts and Ratios	To be categorized as well capitalized, the Bank must maintain minimum total risk based, Tier 1 risk based, and Tier 1 leverage ratios as set forth in the following tables.